Share-Based Payment (Schedule of Number and Weighted Average Exercise Prices of Share Options) (Details)	12 Months Ended
	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares
Number Abstract
Outstanding at beginning of year	48,684	31,135	34,886
Granted	4,000	37,000	4,249
Exercised	(3,290)	(18,451)	(8,000)
Expired	0	(1,000)	0
Outstanding at end of year	49,394	48,684	31,135
Exercisable at end of year	23,394	6,749	17,018
Weighted Average Exercise Price Abstract
Outstanding at beginning of year	$ 26.16	$ 12.94	$ 9.83
Granted	27.22	29.27	28.91
Exercised	11.19	10.06	7.87
Expired	0	26.63	0
Outstanding at end of year	26.98	26.16	12.94
Exercisable at end of year	$ 25.25	$ 20.05	$ 6.3